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                       THE METZLER/PAYDEN INVESTMENT GROUP


    SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2004



IN THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE SECTION ENTITLED "MANAGEMENT OF THE GROUP," THE SUBSECTION ENTITLED "TRUSTEES AND OFFICERS," THE PARAGRAPH ENTITLED "BOARD OF TRUSTEES COMMITTEES," THE FOLLOWING INFORMATION ON THE NOMINATING COMMITTEE OF THE BOARD OF TRUSTEES SHOULD BE ADDED AT THE END OF THE PARAGRAPH:

        "THE NOMINATING COMMITTEE IS RESPONSIBLE FOR THE IDENTIFICATION AND EVALUATION OF POSSIBLE CANDIDATES TO SERVE AS TRUSTEES OF THE GROUP. W.
        D. HILTON, JR., JAMES CLAYBURN LA FORCE AND GERALD S. LEVEY, M.D., ALL NON-INTERESTED TRUSTEES, ARE THE MEMBERS OF THE COMMITTEE. THE NOMINATING COMMITTEE DID NOT MEET DURING THE FISCAL YEAR ENDED OCTOBER 31, 2003. SHAREHOLDERS MAY RECOMMEND NAMES OF TRUSTEE CANDIDATES TO THE NOMINATING COMMITTEE BY WRITTEN SUBMISSION TO: THE METZLER/PAYDEN INVESTMENT GROUP, ATTENTION: EDWARD GARLOCK, SECRETARY, 333 SOUTH GRAND AVENUE, 32ND FLOOR, LOS ANGELES, CALIFORNIA 90071."

   THE DATE OF THIS SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION IS
                                 MARCH 17, 2004